Share-based payments - Vesting period of shares granted under share purchase plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($) EquityInstruments	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations | $	$ 49,659	$ 19,980	$ 13,508
Forfeited during the year	(294,541)	(121,451)
Share purchase plan
Share-based payments
Shares outstanding	5,115,191	3,553,295	820,088	618,048
Compensation expense recorded in the consolidated statement of operations | $	$ 49,659	$ 19,980	$ 13,508
Forfeited during the year	(173,090)	(121,451)
Share purchase plan | Vesting / Exercisable within one year
Share-based payments
Shares outstanding	2,211,269
Share purchase plan | Vesting / Exercisable within two years
Share-based payments
Shares outstanding	2,005,716
Share purchase plan | Vesting / Exercisable within three years
Share-based payments
Shares outstanding	898,206